Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
6.	Cash and Cash Equivalents

	As of December 31,
	2016	2017
	NT$	NT$
Cash on hand and petty cash	1,072	1,340
Savings accounts and checking accounts	3,876,568	5,754,845
Time deposits	20,598,630	18,687,898

	24,476,270	24,444,083